Annual Total Returns- JPMorgan Liquid Assets Money Market Fund (Morgan C Shares) [BarChart] - Morgan C Shares - JPMorgan Liquid Assets Money Market Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%	0.31%	1.17%	1.48%	0.21%